Exchangeable Notes - Additional Information (Details) $ / shares in Units, € in Millions	1 Months Ended
	Mar. 31, 2021 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Mar. 02, 2021 USD ($) day $ / shares	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Number of days percent of share price maintained				5
Number of consecutive trading days in measurement period				10
Exchangeable Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount | $				$ 1,500,000,000
Borrowings, interest rate				0.00%
Additional notional amount option | $				$ 200,000,000
Proceeds from borrowings | €	€ 1,223
Borrowing costs incurred | €	€ 18
Percent of share price maintained for 20 trading days during 30 day period				130.00%
Number of trading days share price maintained				20
Number of consecutive trading days in measurement period				30
Minimum percent of share price maintained for 5 trading days during 10 day period				98.00%
Exchange rate				0.001941
Exchange price (in dollars per share) | $ / shares				$ 515.20
Trading days for redemption				40
Borrowings | €		€ 1,128	€ 1,202		€ 0